Average Annual Total Returns		12 Months Ended	54 Months Ended
	Sep. 30, 2026	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Index(reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent		17.88%	12.53%
35% S&P 500® Index/35% Morningstar Global Market Large Mid GR/30% Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	35% S&P 500® Index/35% Morningstar Global MarketLarge Mid GR/30% Bloomberg U.S. Aggregate Bond Index(reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent		16.45%	7.88%
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US Aggregate Bond Index(reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent		7.30%	(0.05%)
Morningstar Global Market Large Mid GR (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Morningstar Global Market Large Mid GR(reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent		22.98%	9.91%
Alexis Practical Tactical ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		19.13%	9.49%
Performance Inception Date	Jun. 30, 2021
Alexis Practical Tactical ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		18.84%	9.15%
Alexis Practical Tactical ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		11.48%	7.40%